Segment Information - Certain Operating Data for Segments (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Sep. 21, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Net sales		$ 4,236.6	$ 4,137.5	$ 4,017.0	$ 3,894.0	$ 4,060.6	$ 3,695.6	$ 3,656.3	$ 3,447.2	$ 16,285.1	$ 14,859.7	$ 14,171.8
Multiemployer pension withdrawals			(4.2)		(180.0)					(184.2)
Pension risk transfer expense	$ (370.7)											(370.7)
Pension lump sum settlement						(3.9)		(28.7)			(32.6)
Land and Development impairments		(2.6)	(1.7)		(27.6)	(4.0)		(42.7)		(31.9)	(46.7)
Restructuring and other costs		(40.3)	(17.1)	(31.7)	(16.3)	(38.0)	(59.4)	(18.3)	$ (81.0)	(105.4)	(196.7)	(366.4)
Interest expense, net										(293.8)	(222.5)	(212.5)
Gain on extinguishment of debt		(0.1)	$ 0.9	$ 0.1	$ (1.0)	(0.1)	2.0	$ (0.1)		(0.1)	1.8	2.7
Other income, net										12.7	11.5	14.4
Gain on sale of HH&B						2.2	$ 190.6				192.8
Income from continuing operations before income taxes										1,034.8	857.6	244.6
Identifiable assets		25,360.5				25,089.0				25,360.5	25,089.0	23,038.2
Goodwill		5,577.6				5,528.3				5,577.6	5,528.3	4,778.1
Depreciation, depletion and amortization										1,252.2	1,112.1	1,141.9
Capital expenditures										999.9	778.6	796.7
Investment in unconsolidated entities		457.8				360.6				457.8	360.6	328.9
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										16,537.2	15,104.6	14,376.4
Segment income (loss)										1,685.0	1,193.5	1,226.2
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales										252.1	244.9	204.6
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Multiemployer pension withdrawals										(184.2)	0.0	0.0
Pension risk transfer expense										0.0	0.0	(370.7)
Pension lump sum settlement										0.0	(32.6)	0.0
Land and Development impairments										(31.9)	(46.7)	0.0
Non-allocated expenses										(47.5)	(43.5)	(49.1)
Interest expense, net										(293.8)	(222.5)	(212.5)
Gain on extinguishment of debt										(0.1)	1.8	2.7
Other income, net										12.7	11.5	14.4
Gain on sale of HH&B										0.0	192.8	0.0
Corrugated Packaging [Member]
Segment Reporting Information [Line Items]
Identifiable assets		10,678.5				10,537.7				10,678.5	10,537.7	10,046.0
Goodwill		1,890.9				1,865.7				1,890.9	1,865.7	1,722.5	$ 1,667.5
Depreciation, depletion and amortization										676.8	597.9	576.2
Capital expenditures										647.8	492.1	490.1
Investment in unconsolidated entities		435.7				321.1				435.7	321.1	281.2
Corrugated Packaging [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										9,103.4	8,408.3	7,868.5
Segment income (loss)										1,207.9	753.9	739.9
Corrugated Packaging [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales										161.6	155.8	136.2
Corrugated Packaging [Member] | Unaffiliated Customers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										8,941.8	8,252.5	7,732.3
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
Identifiable assets		11,902.2				11,877.8				11,902.2	11,877.8	10,122.5
Goodwill		3,686.7				3,662.6				3,686.7	3,662.6	3,055.6	$ 2,979.6
Depreciation, depletion and amortization										569.3	508.2	498.9
Capital expenditures										317.8	265.8	244.9
Investment in unconsolidated entities		21.7				24.7				21.7	24.7	22.2
Consumer Packaging [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										7,291.4	6,452.5	6,388.1
Segment income (loss)										454.6	425.8	481.7
Consumer Packaging [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales										90.5	89.1	68.4
Consumer Packaging [Member] | Unaffiliated Customers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										7,200.9	6,363.4	6,319.7
Land and Development [Member]
Segment Reporting Information [Line Items]
Identifiable assets		49.1				89.8				49.1	89.8	460.6
Depreciation, depletion and amortization										0.7	0.7	1.4
Investment in unconsolidated entities		0.0				14.4				0.0	14.4	28.6
Land and Development [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										142.4	243.8	119.8
Segment income (loss)										22.5	13.8	4.6
Land and Development [Member] | Unaffiliated Customers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales										142.4	243.8	119.8
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Identifiable assets		59.5				173.6				59.5	173.6	52.3
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Identifiable assets		2,671.2				2,410.1				2,671.2	2,410.1	2,356.8
Depreciation, depletion and amortization										5.4	5.3	8.2
Capital expenditures										34.3	20.7	16.5
Investment in unconsolidated entities		$ 0.4				$ 0.4				0.4	0.4	(3.1)
Discontinued Operations
Segment Reporting Information [Line Items]
Depreciation, depletion and amortization										0.0	0.0	57.2
Capital expenditures										$ 0.0	$ 0.0	$ 45.2